Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Small-Cap Equity Fund (“Small-Cap Equity Fund”)

Highland Fixed Income Fund (“Fixed Income Fund”)

Highland Total Rerun Fund (“Total Return Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 9, 2020 to the Funds’ Prospectus (the “Prospectus”), dated January 31, 2020, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes shall be made in the Prospectus.

1. On page 12 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Small-Cap Equity Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 20.85% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -17.80% for the quarter ended September 30, 2011.

2. On page 18 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Fixed Income Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

The highest calendar quarter total return for Class A Shares of the Fund was 2.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -2.46% for the quarter ended June 30, 2013.

3. On page 24 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Total Return Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

		The highest calendar quarter total return for Class A Shares of the Fund was 8.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -12.51% for the quarter ended September 30, 2011.
Highland Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Small-Cap Equity Fund (“Small-Cap Equity Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 9, 2020 to the Funds’ Prospectus (the “Prospectus”), dated January 31, 2020, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes shall be made in the Prospectus.

1. On page 12 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Small-Cap Equity Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

		The highest calendar quarter total return for Class A Shares of the Fund was 20.85% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -17.80% for the quarter ended September 30, 2011.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 20.85% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -17.80% for the quarter ended September 30, 2011.
Highland Small-Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	26.83%
2011	rr_AnnualReturn2011	2.93%
2012	rr_AnnualReturn2012	13.56%
2013	rr_AnnualReturn2013	32.53%
2014	rr_AnnualReturn2014	5.79%
2015	rr_AnnualReturn2015	(9.53%)
2016	rr_AnnualReturn2016	31.58%
2017	rr_AnnualReturn2017	13.33%
2018	rr_AnnualReturn2018	(6.60%)
2019	rr_AnnualReturn2019	20.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.80%)
Highland Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Fixed Income Fund (“Fixed Income Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 9, 2020 to the Funds’ Prospectus (the “Prospectus”), dated January 31, 2020, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes shall be made in the Prospectus.

2. On page 18 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Fixed Income Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

		The highest calendar quarter total return for Class A Shares of the Fund was 2.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -2.46% for the quarter ended June 30, 2013.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 2.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -2.46% for the quarter ended June 30, 2013.
Highland Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	7.26%
2011	rr_AnnualReturn2011	7.59%
2012	rr_AnnualReturn2012	4.58%
2013	rr_AnnualReturn2013	(1.66%)
2014	rr_AnnualReturn2014	4.29%
2015	rr_AnnualReturn2015	(0.40%)
2016	rr_AnnualReturn2016	5.37%
2017	rr_AnnualReturn2017	3.41%
2018	rr_AnnualReturn2018	(0.45%)
2019	rr_AnnualReturn2019	7.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.46%)
Highland Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HIGHLAND FUNDS II

Highland Total Rerun Fund (“Total Return Fund”)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 9, 2020 to the Funds’ Prospectus (the “Prospectus”), dated January 31, 2020, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes shall be made in the Prospectus.

3. On page 24 of the Prospectus, the sub-section entitled “Calendar Year Total Returns” for the Total Return Fund is hereby deleted in its entirety and replaced with the following:

Calendar Year Total Returns

The bar chart shows the performance of the Fund’s Class A shares as of December 31.

		The highest calendar quarter total return for Class A Shares of the Fund was 8.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -12.51% for the quarter ended September 30, 2011.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund’s Class A shares as of December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Fund was 8.98% for the quarter ended March 31, 2019 and the lowest calendar quarter total return was -12.51% for the quarter ended September 30, 2011.
Highland Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2010	rr_AnnualReturn2010	9.60%
2011	rr_AnnualReturn2011	(3.45%)
2012	rr_AnnualReturn2012	11.04%
2013	rr_AnnualReturn2013	15.69%
2014	rr_AnnualReturn2014	3.84%
2015	rr_AnnualReturn2015	(0.75%)
2016	rr_AnnualReturn2016	10.53%
2017	rr_AnnualReturn2017	7.87%
2018	rr_AnnualReturn2018	(10.66%)
2019	rr_AnnualReturn2019	18.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.51%)